Share option scheme and Restricted Stock Units (Tables)	6 Months Ended
Jul. 31, 2019
Employee Benefits [Abstract]
Movement in share options and Restricted Stock Units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Six months ended July 31, 2019	Weighted average exercise price £	Six months ended July 31, 2018
Outstanding at February 1	0.35	9,168,396	1.43	8,577,236
Granted during the period	0.28	11,396,000	2.05	3,481,048
Exercised during the period	—	—	1.08	(92,047)
Lapsed / surrendered during the period	0.93	(516,221)	1.5	(3,206,987)
Number of outstanding options	0.29	20,048,175	1.65	8,759,250

The movement in the number of restricted stock units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Six months ended July 31, 2019	Weighted average exercise price £	Six months ended July 31, 2018
Outstanding at February 1	0.01	814,256	0.01	275,877
Granted during the period	—	—	0.01	121,950
Exercised during the period	0.01	(104,877)	0.01	(136,991)
Number of outstanding options	0.01	709,379	0.01	260,836

Disclosure of share-based payment expense
The share-based payment expense for the three months ended July 31, 2019 was £0.2 million (three months ended July 31, 2018: £0.6 million) and for the six months ended July 31, 2019 was £0.3 million (six months ended July 31, 2018: £1.2 million) which has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Research and development	90	143	151	278
General and administration	113	475	180	885
	203	618	331	1,163